Shareholders' equity (Schedule of Status of RSU) (Details) - RSU	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of RSU
Granted | shares	124,727
Vested | shares	(849)
Forfeited | shares	(5,625)
Outstanding at the end of the year | shares	118,253
Weighted-average grant date fair value
Granted | $ / shares	$ 22.95
Vested | $ / shares	23.14
Forfeited | $ / shares	23.03
Outstanding at the end of the year | $ / shares	$ 22.95